Income Taxes - Schedule Of Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Current federal tax expense benefit	$ 0	$ 0
Current state and local tax expense benefit	0	0
Current Income Tax Expense (Benefit), Total	0	0
Deferred Federal Income Tax Expense Benefit	13,004	11,207
Deferred State And Local Income Tax Expense Benefit	3,181	3,361
Deferred Foreign Income Tax Expense Benefit	741	0
Deferred Income Tax Expense (Benefit), Total	16,926	14,568
Less change in valuation allowance	(16,926)	(14,568)
Income Tax Expense (Benefit), Total	$ 0	$ 0